Comprehensive Earnings (Schedule of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Accumulated other comprehensive income (loss), available-for-sale securities adjustment, net of tax	$ 1,033	$ 1,080
Net unrecognized losses and prior service costs related to defined benefit plans, net of tax	(13,890)	(5,840)
Accumulated other comprehensive income (loss), cumulative changes in net gain (loss) from cash flow hedges, effect net of tax	(30,820)	(43,719)
Accumulated other comprehensive income (loss), foreign currency translation adjustment, net of tax	(42,821)	(39,360)
Accumulated other comprehensive income (loss), net of tax	$ (86,498)	$ (87,839)